Segment reporting	9 Months Ended
Sep. 30, 2018
Segment reporting
Segment reporting

10. Segment reporting

The following table summarizes segment reporting. The sum of the amounts of the two segments equals the total for the Group in each of the periods.

	Three months ended September 30,
	2018		2017 (1)
	(€ in thousands)
	SYSTEMS	SERVICES	SYSTEMS	SERVICES
Revenues	3,744	3,377	4,153	3,234

Gross profit	1,197	1,114	1,617	1,534
Gross profit in %	32.0%	33.0%	38.9%	47.4%

	Nine months ended September 30,
	2018		2017 (1)
	(€ in thousands)
	SYSTEMS	SERVICES	SYSTEMS	SERVICES
Revenues	7,002	10,433	8,388	8,682

Gross profit	2,051	4,243	2,929	3,792
Gross profit in %	29.3%	40.7%	34.9%	43.7%

(1) Comparative figures for the 3-month and 9-month periods ended September 30, 2017 were restated for immaterial errors. For further information, see Notes 1 and 9 of the interim consolidated financial statements.